Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 1,403,197	¥ 1,395,681	¥ 1,604,176
Consolidated, Income (loss) before income taxes		322,795	165,158	346,759
Consolidated, Long-lived assets		455,674	466,807	524,779
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	263,587	219,857	207,859
Consolidated, Income (loss) before income taxes		49,962	(32,042)	(27,575)
Consolidated, Long-lived assets		125,222	129,308	146,758
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	159,474	145,808	201,278
Consolidated, Income (loss) before income taxes		14,401	(67,384)	(23,455)
Consolidated, Long-lived assets		66,167	76,589	88,928
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	67,278	78,700	86,746
Consolidated, Income (loss) before income taxes		23,746	19,806	34,594
Consolidated, Long-lived assets		13,043	13,485	14,891
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	490,339	444,365	495,883
Consolidated, Income (loss) before income taxes		88,109	(79,620)	(16,436)
Consolidated, Long-lived assets		204,432	219,382	250,577
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	912,858	951,316	1,108,293
Consolidated, Income (loss) before income taxes		234,686	244,778	363,195
Consolidated, Long-lived assets		¥ 251,242	¥ 247,425	¥ 274,202

[1]	There is no revenue derived from transactions with a single major external customer.